Convertible Notes Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 21, 2021	Oct. 23, 2020	Dec. 31, 2022	Dec. 31, 2021	May 17, 2021
Convertible Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)					$ 2.25
Convertible promissory note	$ 2,500,000
Convertible promissory note, shares (in Shares)	1,111,112
Accrued convertible interest			$ 0	$ 0
Securities Purchase Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price, description		Upon the Maturity Date, the Company shall pay to the holder, in cash, an amount representing all outstanding principal amount and accrued and unpaid interest under the October Note. The October Note bears an interest rate of ten percent (10%) per annum and may be convertible into shares of the Company’s common stock at a fixed conversion price of $2.25 per share.
Unsecured convertible promissory note [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible debenture			0	0
Accrued convertible interest			0	0
Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Total interest expenses			$ 208,657	$ 193,548